Schedule of Acquired Intangibles (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 15,134
Acquired Finite-lived Intangible Assets, Useful Life	20 years 2 months 12 days
Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 9,950
Acquired Finite-lived Intangible Assets, Useful Life	10 years 3 months 18 days
Operating Permits
Acquired Finite Lived Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 4,984
Acquired Finite-lived Intangible Assets, Useful Life	40 years 7 months 6 days
Other
Acquired Finite Lived Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 200
Acquired Finite-lived Intangible Assets, Useful Life	1 year 6 months